Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accrued liability for employee benefits:
Defined benefit pension plans	$ 221	$ 175
Other post-employment benefits	213	221
Other long-term employee benefits and deferred compensation	184	160
Provisions for litigation and other legal matters	0	0
Contingent consideration	90	98
Other non-current liabilities	76	132
Total provisions and other non-current liabilities	$ 784	$ 786